SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Short-term restricted cash	$ 10,007	$ 8,827
Long-term restricted cash	$ 3,634	$ 7,824